Non-current Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Non-current Financial Assets at Fair Value Through Other Comprehensive Income (Detail) - Dec. 31, 2018
$ in Thousands, $ in Thousands
	TWD ($)	USD ($)
Financial assets at fair value through other comprehensive income [line items]
Designation of equity instruments	$ 174,357	$ 5,696
Foreign unlisted stocks [member]
Financial assets at fair value through other comprehensive income [line items]
Designation of equity instruments	38,534	1,259
Valuation adjustments [member]
Financial assets at fair value through other comprehensive income [line items]
Designation of equity instruments	$ 135,823	$ 4,437